Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 13—Fair Value Measurements

We estimated fair value by using appropriate valuation methodologies and information available to management as of December 31, 2017 and 2016. Considerable judgment is required in developing these estimates, and accordingly, estimated values may differ from actual results.

The estimated fair value of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximated their carrying value due to their short-term nature. It is not practicable to estimate the fair value of our receivable from SHI (see Note 5), SSCF debt and 2013 Revolving Credit Facility. The following table presents the carrying value and estimated fair value of our cash and cash equivalents and other debt instruments:

	December 31,
	2017		2016
	Carrying	Estimated Fair	Carrying	Estimated Fair
	Value	Value	Value	Value
	(in thousands)
Cash and cash equivalents	$308,948	$308,948	$585,980	$585,980
2017 Senior Secured Notes	439,364	243,847	438,880	208,698
2018 Senior Secured Term Loan B	718,125	290,841	722,706	256,931
2020 Senior Secured Notes	750,000	307,500	750,000	270,000

We estimate the fair value of our cash equivalents using significant other observable inputs, representative of a Level 2 fair value measurement, including the net asset values of the investments. As of December 31, 2017 and December 31, 2016, the aggregate carrying amount of our cash equivalents was $220.7 million and $0, respectively. We estimate the fair values of our variable-rate and fixed-rate debt using quoted market prices to the extent available and significant other observable inputs, which represent Level 2 fair value measurements.

The following table presents the carrying value and estimated fair value of our financial instruments recognized at fair value on a recurring basis:

	December 31, 2016
		Fair Value Measurements Using
	Carrying
	Value	Level 1	Level 2	Level 3
Liabilities:	(in thousands)
Interest rate swaps	$(3,922)	—	$(3,922)	—

We use an income approach to value assets and liabilities for outstanding interest rate swaps. These contracts are valued using a discounted cash flow model that calculates the present value of future cash flows under the terms of the contracts using market information as of the reporting date, such as prevailing interest rates and forward rates. The determination of the fair values above incorporated various factors, including the impact of the counterparty’s non-performance risk with respect to our financial assets and our non-performance risk with respect to our financial liabilities.

See Note 12 for further discussion of our use of derivative instruments and their fair values.